Supplementary Income and Expense Information	12 Months Ended
Mar. 31, 2011
Supplementary Income and Expense Information
Supplementary Income and Expense Information
(22)	Supplementary Income and Expense Information

	Yen (millions)
	2011	2010	2009
Shipping and handling costs	140,240	124,019	148,145
Advertising expense	31,170	28,877	38,598
Maintenance and repairs	80,878	72,065	78,242
Rent	131,533	142,077	148,401
Research and development expense	395,180	372,470	416,517